REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM


To the Shareholders and the Board of Trustees of City National Rochdale Funds


In planning and performing our audits of the financial statements of City National Rochdale
Government Money Market Fund, City National Rochdale
Government Bond Fund, City National Rochdale
Corporate Bond Fund, City National Rochdale
California Tax Exempt Bond Fund, City National
Rochdale Municipal High Income Fund, City National
Rochdale Intermediate Fixed Income Fund, City
National Rochdale Fixed Income Opportunities Fund
(consolidated), City National Rochdale Short Term
Emerging Markets Debt Fund, City National Rochdale
Dividend & Income Fund and City National Rochdale
U.S. Core Equity Fund, each a series of shares of beneficial interest in City National Rochdale Funds
(the Funds), as of September 30, 2020, and for the year then ended, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A funds internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America
(GAAP).  A funds internal control over financial
reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of the financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a funds assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.



Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness, as defined above, as of September 30, 2020.

This report is intended solely for the information and use of management and the shareholders of City
National Rochdale Government Money Market Fund, City
National Rochdale Government Bond Fund, City
National Rochdale Corporate Bond Fund, City National
Rochdale California Tax Exempt Bond Fund, City
National Rochdale Municipal High Income Fund, City
National Rochdale Intermediate Fixed Income Fund,
City National Rochdale Fixed Income Opportunities
Fund (consolidated), City National Rochdale Short
Term Emerging Markets Debt Fund, City National
Rochdale Dividend & Income Fund and City National
Rochdale U.S. Core Equity Fund, the Board of
Trustees of City National Rochdale Funds and the
Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


BBD, LLP


Philadelphia, Pennsylvania
November 30, 2020